Financial liabilities - Summary and Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 02, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 75,350		€ 107,634	€ 107,624
Financial liabilities designated at fair value through profit or loss	58,153		59,616	59,616
Financial liabilities at amortised cost	1,153,918		1,126,069	1,126,069
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	54,892		57,902	57,892
Short positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	14,123		20,979	20,979
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	6,335		28,753	28,753
Financial liabilities designated at fair value through profit or loss	55,416		55,971	55,971
Financial liabilities at amortised cost	900,931		883,320	883,320
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading				282
Financial liabilities designated at fair value through profit or loss	10,293			8,860
Financial liabilities at amortised cost	73,801			71,414
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	558			292
Financial liabilities designated at fair value through profit or loss	13,242			18,166
Financial liabilities at amortised cost	90,363			91,300
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	5,777			28,179
Financial liabilities designated at fair value through profit or loss	31,881			28,945
Financial liabilities at amortised cost	736,767			720,606
Marketable debt securities
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss	2,309			3,056
Financial liabilities at amortised cost	224,466			214,910
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	217,966
Balance at year-end	226,775
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss	428		589	589
Financial liabilities at amortised cost	28,521		€ 27,839	€ 27,839
Bonds And Debentures And Subordinated Liabilities [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	198,101	€ 203,151
Perimeter		11,437
Issues	38,944	34,206
Repurchases or redemptions	(29,725)	(39,422)
Exchange rate and other adjustments	(676)	(8,845)
Balance at year-end	206,644	200,527
Bonds And Debentures [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	176,719	183,278
Perimeter		11,426
Issues	35,957	32,406
Repurchases or redemptions	(29,081)	(39,348)
Exchange rate and other adjustments	(765)	(8,262)
Balance at year-end	182,830	179,500
Bonds And Debentures [Member] | Marketable debt securities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	176,719
Balance at year-end	182,830
Subordinated liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	21,382	19,873
Perimeter		11
Issues	2,987	1,800
Repurchases or redemptions	(644)	(74)
Exchange rate and other adjustments	89	(583)
Balance at year-end	23,814	€ 21,027
Subordinated liabilities | Marketable debt securities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	21,382
Balance at year-end	23,814
Promissory Notes And Other Securities [Member] | Marketable debt securities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	19,865
Balance at year-end	20,131
Carrying amount
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	1,126,069
Balance at year-end	1,153,918
Carrying amount | Deposits
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	883,320
Balance at year-end	900,931
Carrying amount | Deposits - Central banks
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	71,414
Balance at year-end	73,801
Carrying amount | Deposits - Credit institutions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	91,300
Balance at year-end	90,363
Carrying amount | Deposits - Customers
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	720,606
Balance at year-end	736,767
Carrying amount | Marketable debt securities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	214,910
Balance at year-end	224,466
Carrying amount | Other financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	27,839
Balance at year-end	€ 28,521